Taxation - Schedule of Weighted Average Tax Rate (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Weighted Average Tax Rate [Abstract]
(Loss) / earnings before income tax-rate		$ (170,003,479)	$ (27,958,152)	$ 50,794,242
Income tax expense by applying tax rate in force in the respective countries		45,342,071	7,224,973	(7,628,367)
Share of profit or loss of subsidiaries, joint ventures and associates		(8,232,869)	(5,141,460)	12,645,224
Puttable instruments charge				(3,645)
Stock options charge		(167,601)	(1,366,999)	(586,774)
Derecognition of deferred tax assets	[1]	(40,565,962)	(94,189)	428,530
Mutual funds adjustments		18,471	27,560
Non-deductible expenses		(4,027,734)	(1,469,872)	(373,655)
Result of inflation effect on monetary items and other finance results		335,680	(5,113,890)	(7,872,801)
Tax inflation adjustment		1,633,659	4,278,344	5,916,143
Rate change adjustment			118,060	(192,127)
Others		(971,836)	434,321	(4,162)
Income tax expenses		$ (6,636,121)	$ (1,103,152)	$ 2,328,366

[1]	Mainly represent derecognition of deferred tax assets from Bioceres S.A. because it initiated the voluntary bankruptcy proceeding (Note 21).